Operations (Details Textual) R$ in Thousands				1 Months Ended			12 Months Ended
	Nov. 21, 2018	Dec. 16, 2016	Oct. 05, 2016	Aug. 28, 2018	Jul. 31, 2018	Jun. 28, 2018	Jun. 30, 2019 BRL (R$) a	Jun. 30, 2018	Jun. 30, 2017
Operations (Textual)
Description of sale of farm	The Company signed a purchase and sale agreement for a total area of 103 hectares of arable land in the Alto Taquari Farm, for the value of 1,100 bags per useful hectare totaling 113.300 soybean bags, equivalent to R$6,871. On November 19, 2018, the buyer made a down payment of 22,656 soybean bags in the amount of R$1,491 and the outstanding balance will be paid in four years, two installments per year.				The Company signed a purchase and sale agreement for a total area of 9,784 hectares (7,485 agricultural hectares) of the Jatoba Farm, a rural property located in the city of Jaborandi, state of Bahia, for an amount corresponding to 285 bags of soybean per usable hectare totaling 2.133.225 soybean bags equivalent to R$123,335 as of July 31, 2018. On July 31, 2018, the buyer paid the first installment of R$21,000, equivalent to 300,000 bags of soybean, and met the conditions envisaged in the agreement, obtaining the of possession of the land and therefore, met the conditions for the recognition of revenue by the Company. The balance will be paid in seven annual installments.	The Company signed a purchase and sale agreement for a total area of 3,125 hectares (2,473 agricultural hectares) of the Jatoba Farm, a rural property located in the City of Jaborandi, State of Bahia, for 285 bags of soybean per useful hectare totaling 704.805 soybean bags, equivalent to R$47,016 as of June 28, 2019. On June 28, 2019, the buyer paid the first installment of R$5,000 and, on July 31, 2019, the buyer paid another installment in the amont R$5,000. The outstanding balance, corresponding to 563,844 bags of soybean, will be paid in six annual installments.			The Company completed the sale of a 625-hectare area (500 agricultural hectares) of Jatoba Farm. The area was sold for 300 soybean bags per usable hectare totaling 150.000 soybean bags, equivalent to R$10,145. The Company received a down payment of 15,000 soybean bags in the amount of R$878, a second installment of the same amount on July 30, 2017, and the remaining balance will be settled in four annual installments
Area of own lands | a							185,147
Area of leased lands | a							51,812
Gain on jointly controlled investment							R$ 5,098
Accumulated currency translation adjustment							30,616
Lease agreement, description				The Company signed a lease agreement to use a farmland of 23,500 hectares in the city of Sao Felix do Araguaia, state of Mato Grosso. The new farm will be called Partnership V (see Note 26). The lease will be for 10 years.	The Company leased another area of the farm, with useful area of 7,468 hectares, for a period of 5 years and with annual payments of 6 bags per hectare or 17% of total production, whichever is greater.
BrasilAgro [Member]
Operations (Textual)
Percentage of ownership interest in subsidiary		99.00%
Waive the payment of interest							R$ 16,563
Jaborandi Agrícola Ltda. [Member]
Operations (Textual)
Percentage of ownership interest in subsidiary		1.00%					99.99%	99.99%	99.99%
Agropecuaria Moroti S.A. [Member]
Operations (Textual)
Fair value of the assets and liabilities transferred							R$ 120,576
Cresca S.A. [Member]
Operations (Textual)
Ownership interest in share capital			50.00%
Waive the payment of interest							32,962
Carrying value of the interest							R$ 115,478